FAIR VALUE MEASUREMENTS, Narrative (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Gain from change in fair value of warrant liabilities	$ 0	$ 2,554,981	$ 170,333	$ 4,428,632	$ 8,686,933	$ 6,642,947